Financial Instruments Risk Management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Strengthening or weakening exchange rates	10.00%
Sensitivity rate used when reporting foreign currency risk	10.00%
USD First Lien Term Loan
Disclosure of detailed information about financial instruments [line items]
First lien term loan floor rate	0.00%
Interest rate	5.60%
EUR First Lien Term Loan
Disclosure of detailed information about financial instruments [line items]
First lien term loan floor rate	0.00%
Foreign Exchange Risk
Disclosure of detailed information about financial instruments [line items]
Effect of exchange rate on earnings before tax, percentage	10.00%
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Description of sensitivity rate	100 basis points
Interest Rate Risk | USD First Lien Term Loan | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.50%
Interest Rate Risk | EUR First Lien Term Loan | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.75%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	$ 14.6	$ 16.8